Share-Based Payments (Tables)	3 Months Ended
Mar. 31, 2021
Share-Based Payments
Schedule of granted warrants

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)

Warrants granted as at December 31, 2020	2,228,076	DKK 1
Warrants granted	–	1
Warrants forfeited	(7,566)	1
Warrants cancelled	(10,404)	1
Warrants granted as at March 31, 2021	2,210,606	DKK 1
Warrants exercisable as at March 31, 2021	–	—

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)

Warrants granted as at December 31, 2019	1,932,156	DKK 1
Warrants granted	–	1
Warrants forfeited	–	1
Warrants cancelled	(22,032)	1
Warrants granted as at March 31, 2020	1,910,124	DKK 1
Warrants exercisable as at March 31, 2020	–	—